Allianz RCM All Alpha Fund (Second Prospectus Summary) | Allianz RCM All Alpha Fund
Allianz RCM All Alpha Fund
Investment Objective
The Fund seeks maximum total return while minimizing the effect of market volatility.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if  you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 184 of the
Fund's statutory prospectus or from your financial advisor.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Allianz RCM All Alpha Fund	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)
Class A	5.50%	1.00%	[1]
Class C	none	1.00%	[1]
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz RCM All Alpha Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Class A	1.25%	0.25%	10.79%	12.29%	(9.55%)	[1]	2.74%	[1]
Class C	1.25%	1.00%	7.60%	9.85%	(6.36%)	[1]	3.49%	[1]
[1]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2013 to the extent that Total Annual Fund Operating Expenses, including payment of organizational and offering expenses but excluding interest, tax, extraordinary expenses, certain credits and other expenses, and short sale fees and substitute dividend expense on securities sold short, exceed 1.75% for Class A shares and 2.50% for Class C shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.
The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your  investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all
other periods, on Total Annual Fund Operating Expenses.
Example: Assuming you redeem your shares at the end of each period
Expense Example Allianz RCM All Alpha Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	812	3,017	4,913	8,567
Class C	452	2,256	3,979	7,608

Example: Assuming you do not redeem your shares
Expense Example, No Redemption Allianz RCM All Alpha Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	812	3,017	4,913	8,567
Class C	352	2,256	3,979	7,608

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate from its inception on March 31, 2011 through the end of its fiscal year on
November 30, 2011 was 881%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund
Operating Expenses or in the Examples above, can adversely affect the Fund's investment performance.
Principal Investment Strategies
The Fund seeks to maximize "alpha" (i.e., total return resulting from security selection regardless of general market movements) by taking long and short positions in an effort to minimize the effect of market volatility on the Fund's performance. The Fund employs a
"multi-strategy" approach, by which the portfolio managers invest in a portfolio reflecting multiple investment strategies pursued by other portfolio manager teams at the Fund's Sub-Adviser or its affiliates (each a "Strategy"). Each Strategy generally targets a specific geographic area, industry sector or other more limited universe. The Fund's portfolio managers select a combination of
Strategies they consider desirable and invest directly in a
portfolio of securities and other instruments reflecting the aggregate holdings of the selected Strategies. The portfolio managers use quantitative tools in integrating the individual
Strategies into a combined portfolio, in an attempt to achieve the desired volatility/return characteristics. The composition of the portfolio is also subject to the portfolio managers' investment discretion and other considerations. The Fund also uses foreign currency exchange contracts in executing a currency overlay
strategy for seeking enhanced returns or for hedging purposes.
The Fund may have a high annual portfolio turnover rate, which may be 600% or more.

The Fund invests (either on a long or a short basis) primarily in equity securities and equity-related instruments. The Fund may invest without limit in securities of U.S. and non-U.S. issuers
(including emerging markets issuers), in issuers of any
capitalization, and may invest in securities issued in initial public offerings (IPOs). The Fund will generally seek to balance its long and short positions in an effort to minimize the effects of general stock market movements on Fund performance, and may obtain the desired short exposure through short sales and/or futures, in the portfolio managers' discretion.

The Fund may invest in warrants and convertible securities, and may also utilize options, stock index futures contracts and other derivative instruments. The Fund will incur certain expenses related to its short exposure to securities, including short sale fees and substitute dividend expense, which will vary based on, among other factors, the extent of short positions, the dividends paid on securities sold short and the timing of short sale
transactions. Short sale fees are amounts paid to borrow securities from the lender's inventory. Substitute dividend expense on
securities sold short refers to paying the value of dividends to the securities' lenders. Estimates of these expenses are reflected in "Other Expenses" in the Fund's Annual Fund Operating Expenses
table above under "Fees and Expenses of the Fund."
Principal Risks
The Fund's net asset value, yield and total return will be affected by: the allocation determinations, investment decisions and
techniques of the Fund's management; factors, risks and performance specific to the securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers; and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk,
Allocation Risk, Underlying Strategy Risk, Issuer Risk). Equity
securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities
Risk, Smaller Company Risk). Short selling enhances leveraging risk, involves counterparty risk, exposes the Fund to liquidity risk with respect to the security it must repurchase and may potentially involve the risk of unlimited loss (Short Selling
Risk). The Fund's investment strategy may result in exposure to fluctuations in currency exchange rates, which are unpredictable
(Currency Risk). The Fund's buying and selling of portfolio
securities increases transaction costs and taxes, and may lower investment performance (Turnover Risk). Other principal risks include: Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Non-U.S. Investment Risk, Emerging Markets Risk,
(non-U.S. securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less
oversight, particularly in emerging markets; Focused Investment
Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk
(securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility);
Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); and
Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value).
Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An
investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
Performance information for the Fund will be available after the Fund completes a full calendar year of operation.